UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-2806

Exact name of registrant as specified in charter:   Delaware Group Cash Reserve

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              David F. Connor, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            March 31

Date of reporting period:                           June 30, 2006

Item 1. Schedule of Investments (Unaudited)


Delaware Cash Reserve Fund
__________________________

June 30, 2006


                                                                                                           Principal      Market
                                                                                                           Amount         Value

Certificates of Deposit- 13.06%

American Express Centurion Bank 5.29% 7/26/06                                                             $10,000,000    $10,000,000
Citibank 5.225% 9/5/06                                                                                     10,250,000     10,250,000
First Tennessee Bank
     5.02% 7/19/06                                                                                         10,000,000     10,000,000
     5.14% 7/12/06                                                                                         10,000,000     10,000,000
Wells Fargo Bank 5.30% 7/25/06                                                                             10,000,000     10,000,000
Wilmington Trust 5.12% 8/7/06                                                                              10,000,000     10,000,000
                                                                                                                          __________

Total Certificates of Deposit (cost $60,250,000)                                                                          60,250,000
                                                                                                                          __________

Corporate Bonds - 1.09%

Bank of America 7.125% 9/15/06                                                                              5,000,000      5,024,539
                                                                                                                           _________

Total Corporate Bonds (cost $5,042,539)                                                                                    5,024,539
                                                                                                                           _________


# Discount Commercial Paper- 71.73%

Basic Materials - 1.88%
BASF 5.314% 8/11/06                                                                                         8,752,000      8,699,371
                                                                                                                           _________

8,699,371
_________

Colleges & Universities - 6.03%
Leland Stanford Junior University 5.141% 7/12/06                                                            9,250,000      9,235,529
University of California
     4.972% 7/6/06                                                                                          8,600,000      8,594,135
     5.282% 7/14/06                                                                                        10,000,000      9,980,970
                                                                                                                           _________

                                                                                                                          27,810,634
                                                                                                                          __________
Financial Services - 37.56%
} Amstel Funding
     5.097% 7/31/06                                                                                        10,000,000      9,958,083
     5.191% 8/28/06                                                                                         5,000,000      4,958,756
} Aquinas Funding 5.385% 9/18/06                                                                            5,000,000      4,941,738
} Barton Capital 5.029% 7/6/06                                                                             10,000,000      9,993,083
} Beta Finance
     5.044% 7/21/06                                                                                         7,500,000      7,479,250
     5.054% 7/24/06                                                                                        11,500,000     11,463,337
CBA Delaware Finance 5.033% 7/24/06                                                                        10,000,000      9,968,247
} Fountain Square 5.085% 7/20/06                                                                           10,000,000      9,973,400
HBOS Treasury Services 5.172% 8/24/06                                                                       9,250,000      9,179,168
ING America Insurance Holdings 4.916% 7/6/06                                                               10,000,000      9,993,264
Prudential
     5.023% 7/20/06                                                                                        10,000,000      9,973,822
     5.264% 7/5/06                                                                                         10,000,000      9,994,156
} Sigma Finance 5.009% 7/19/06                                                                              5,000,000      4,987,650
} Starbird Funding
     5.106% 7/20/06                                                                                         6,000,000      5,983,977
     5.14% 7/7/06                                                                                           6,510,000      6,504,445
     5.16% 7/10/06                                                                                          8,000,000      7,989,720
} Surrey Funding 5.094% 7/18/06                                                                            10,000,000      9,976,153
Swedish Export Credit 5.284% 8/3/06                                                                        10,000,000      9,951,875
} Three Pillars
     5.092% 7/3/06                                                                                         13,000,000     12,996,338
     5.252% 7/18/06                                                                                         7,000,000      6,982,712
                                                                                                                           _________

                                                                                                                         173 249,174

                                                                                                                         ___________
Health Care - 4.33 %
Sanofi-Aventis 5.284% 7/5/06                                                                               20,000,000     19,988,267
                                                                                                                          __________

                                                                                                                          19,988,267
                                                                                                                          __________
Mortgage Bankers & Brokers - 18.26%
Bear Sterns 5.022% 7/17/06                                                                                 10,000,000      9,977,956
Credit Suisse First Boston 4.982% 7/10/06                                                                   5,000,000      4,993,850
Goldman Sachs 4.863% 7/20/06                                                                                8,000,000      7,979,818


ING U.S. Funding 5.269% 11/7/06                                                                            10,000,000      9,815,458
Merrill Lynch 5.284% 7/5/06                                                                                15,000,000     14,991,199
Morgan Stanley 5.279% 7/10/06                                                                              10,385,000     10,371,317
Nordea North America 5.064% 7/28/06                                                                        10,000,000      9,962,500
UBS Americas 5.272% 7/3/06                                                                                 16,150,000     16,145,271
                                                                                                                          __________
                                                                                                                          84,237,369
Sovereigns - 3.67%
Swedish Housing Finance
     4.96% 7/18/06                                                                                          7,000,000      6,983,604
     5.314% 8/16/06                                                                                        10,000,000      9,932,662
                                                                                                                           _________

                                                                                                                          16,916,266
                                                                                                                          __________

Total Discount Commercial Paper (cost $330,901,081)                                                                      330,901,081
                                                                                                                         ___________

~ Floating Rate Notes- 7.69%

ANZ National International Loan 5.11% 7/7/07                                                                5,000,000      5,000,000
DnB NOR ASA 5.313% 7/25/07                                                                                  9,250,000      9,250,000
Morgan Stanley 5.14% 11/27/06                                                                               7,000,000      7,000,000
Washington Mutual Bank
     5.207% 6/26/07                                                                                         9,250,000      9,250,000
     5.349% 12/15/06                                                                                        5,000,000      5,000,000
                                                                                                                           _________

Total Floating Rate Notes (cost $35,500,000)                                                                              35,500,000
                                                                                                                          __________

~ Interest Bearing Commercial Paper - 2.17%

Goldman Sachs 5.10% 8/7/06                                                                                 10,000,000     10,000,000
                                                                                                                          __________

Total Interest Bearing Commercial Paper (cost $10,000,000)                                                                10,000,000
                                                                                                                          __________

Other Medium Term Notes -2.17%

Sigma Finance 4.83% 1/30/07                                                                                10,000,000     10,000,000
                                                                                                                          __________

Total Other Medium Term Notes (cost $10,000,000)                                                                          10,000,000
                                                                                                                          __________

~ Variable Rate Demand Notes- 2.15%

North Texas Higher Education Authority 5.31% 12/1/44 (AMBAC)                                                8,000,000      8,000,000
PCP Investors 5.37% 12/1/24                                                                                 1,900,000      1,900,000
                                                                                                                           _________

Total Variable Rate Demand Notes (cost $9,900,000)                                                                         9,900,000
                                                                                                                           _________

Total Market Value of Securities - 100.06%
     (cost $461,575,620) !                                                                                               461,575,620

Liabilities Net of Receivables and Other Assets (See Notes) - (0.06%)                                                      (272,060)
                                                                                                                           _________

Net Assets Applicable to 461,651,392 Shares Outstanding - 100.00%                                                       $461,303,560
                                                                                                                        ____________


[ The interest rate shown is the effective yield as of the time of purchase.

} Asset-backed Commercial Paper.

! Also the cost for federal income tax purposes.

~ Variable rate securities. The interest rate shown is the rate as of June 30, 2006.

AMBAC - Insured by the AMBAC Assurance Corporation

________________________________________________________________________________
Notes
_____

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Cash Reserve - Delaware Cash Reserve Fund (the "Fund").

Security Valuation- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes-The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and pays distributions from net realized gain on investments, if any, annually.

2. Investments

For federal income tax purposes, at March 31, 2006, capital loss carryforwards of $348,026 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


                                  CERTIFICATION
                                  _____________

I, Patrick P. Coyne, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Cash
     Reserve;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Patrick P. Coyne
________________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006

                                  CERTIFICATION
                                  _____________

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Delaware Group Cash
     Reserve;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Michael P. Bishof
_____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date:  August 30, 2006

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Group Cash Reserve

Patrick P. Coyne
____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Patrick P. Coyne
_____________________

By: Patrick P. Coyne
Title: Chief Executive Officer
Date: August 30, 2006


Michael P. Bishof
_________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: August 30, 2006